Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Other Borrowings) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Other Borrowings	$ 6,411,977	$ 8,523,348
Financial Instruments, Owned and Pledged as Collateral, at Amortized Cost	14,300,000	17,300,000
Financial Instruments, Owned and Pledged as Collateral, at Fair Value	$ 14,600,000	18,000,000
Minimum
Short-term Debt [Line Items]
Repurchase agreements, maturity term	1 day
Maximum
Short-term Debt [Line Items]
Repurchase agreements, maturity term	3 days
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term Debt, Weighted Average Interest Rate	0.15%
Short-term Debt, Maximum Month-end Outstanding Amount	$ 10,300,000	$ 10,800,000